Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment
12.	Property, plant and equipment

		Buildings and			Other
	Land (Note 1)	structures (Note 1)	Transportation equipment	Office equipment	equipment (Note 2)	Total
At January 1, 2022
Cost	$14,110,197	$3,575,363	$34,953	$7,238,662	$33,427,990	$58,387,165
Accumulated depreciation	-	(853,996)	(22,879)	(3,065,014)	(20,050,206)	(23,992,095)
	$14,110,197	$2,721,367	$12,074	$4,173,648	$13,377,784	$34,395,070
2022
January 1	$14,110,197	$2,721,367	$12,074	$4,173,648	$13,377,784	$34,395,070
Additions	-	24,368	-	653,628	2,208,757	2,886,753
Disposals (Note 3)	-	-	-	(2,590,890)	(9,977,212)	(12,568,102)
Depreciation expenses	-	(78,172)	(5,343)	(1,329,350)	(4,484,888)	(5,897,753)
Net exchange differences	(1,392,182)	(266,917)	(1,034)	(64,686)	(958,582)	(2,683,401)
December 31	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567

At December 31, 2022
Cost	$12,718,015	$3,246,249	$31,504	$1,635,691	$12,112,226	$29,743,685
Accumulated depreciation	-	(845,603)	(25,807)	(793,341)	(11,946,367)	(13,611,118)
	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567

		Buildings and			Other
	Land (Note 1)	structures (Note 1)	Transportation equipment	Office equipment	equipment (Note 2)	Total
At January 1, 2021
Cost	$13,713,844	$3,469,595	$44,903	$5,905,654	$27,338,767	$50,472,763
Accumulated depreciation	-	(750,555)	(27,493)	(2,357,547)	(14,564,161)	(17,699,756)
Accumulated impairment	-	-	-	(381,395)	-	(381,395)
	$13,713,844	$2,719,040	$17,410	$3,166,712	$12,774,606	$32,391,612
2021
January 1	$13,713,844	$2,719,040	$17,410	$3,166,712	$12,774,606	$32,391,612
Additions	-	5,427	-	2,253,533	5,236,878	7,495,838
Depreciation expenses	-	(80,788)	(5,771)	(1,259,346)	(5,005,656)	(6,351,561)
Net exchange differences	396,353	77,688	435	12,749	371,956	859,181
December 31	$14,110,197	$2,721,367	$12,074	$4,173,648	$13,377,784	$34,395,070

At December 31, 2021
Cost	$14,110,197	$3,575,363	$34,953	$7,238,662	$33,427,990	$58,387,165
Accumulated depreciation	-	(853,996)	(22,879)	(3,065,014)	(20,050,206)	(23,992,095)
	$14,110,197	$2,721,367	$12,074	$4,173,648	$13,377,784	$34,395,070

Note 1:	Information relating to property, plant and equipment that were pledged to others as collaterals is provided in Note 38.

Note 2:	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.

Note 3:	Information relating to purchase of treasury shares by transferring property, plant and equipment, as part of considerations, with Koh Sih-Ping, the former Director and CEO of the Company, is provided in Note 37.